Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Physical platinum bullion	$ 108,030	$ 76,578
Physical palladium bullion	$ 92,254	50,226
Percent value of net assets of the Trust	0.50%
Management fee payable	$ 100
Capital losses available for tax purposes	436	473
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ (74)	$ (176)
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Physical platinum	50.80%	53.40%
Physical palladium	49.20%	46.20%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of platinum and palladium	1.00%
Increase (decrease) in equity	$ 1,700	$ 1,200
Percentage decrease in market value of platinum and palladium	1.00%